Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements (Tables) [Abstract]
Gains (losses) recognized in earnings for derivatives designed as hedging instruments
The following presents the effect of our derivative instruments designated as cash flow hedges under Topic 815 on our accompanying consolidated statements of operations during 2012 and 2011 (in millions):

	Amount of Pre-tax Gain (Loss) Recognized in OCI (Effective Portion)	Amount of Pre-tax Gain (Loss) Reclassified from AOCI into Earnings (Effective Portion)	Location in Statement of Operations
Year Ended December 31, 2012
Interest rate hedge contracts		$2	Interest expense
Currency hedge contracts	$95	(39)	Cost of products sold
	$95	$(37)
Year Ended December 31, 2011
Interest rate hedge contracts		$1	Interest expense
Currency hedge contracts	$(66)	(95)	Cost of products sold
	$(66)	$(94)

Classification of derivative assets and liabilities within level 2
The following are the balances of our derivative assets and liabilities as of December 31, 2012 and December 31, 2011:

		As of
		December 31,	December 31,
(in millions)	Location in Balance Sheet (1)	2012	2011
Derivative Assets:
Designated Hedging Instruments
Currency hedge contracts	Prepaid and other current assets	$25	$31
Currency hedge contracts	Other long-term assets	63	20
		88	51
Non-Designated Hedging Instruments
Currency hedge contracts	Prepaid and other current assets	33	36
Total Derivative Assets		$121	$87

Derivative Liabilities:
Designated Hedging Instruments
Currency hedge contracts	Other current liabilities	$20	$69
Currency hedge contracts	Other long-term liabilities	10	49
		30	118
Non-Designated Hedging Instruments
Currency hedge contracts	Other current liabilities	27	13
Total Derivative Liabilities		$57	$131

Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis consist of the following as of December 31, 2012 and December 31, 2011:

	As of December 31, 2012				As of December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Money market and government funds	$39			$39	$78			$78
Currency hedge contracts		$121		121		$87		87
	$39	$121		$160	$78	$87		$165
Liabilities
Currency hedge contracts		$57		$57		$131		$131
Accrued contingent consideration			$663	663			$358	358
		$57	$663	$720		$131	$358	$489

Changes in the fair value of recurring fair value measurements using Level 3 inputs	Our recurring fair value measurements using significant unobservable inputs (Level 3) relate solely to our contingent consideration liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
NetGainsand LossesonDerivatives not designated as hedging instruments [Table Text Block]

in millions	Year Ended			Location in Statement of Operations
	December 31,
	2012	2011	2010
Gain (loss) on currency hedge contracts	$23	$12	$(77)	Other, net
Gain (loss) on foreign currency transaction exposures	(41)	(24)	68	Other, net
Net foreign currency gain (loss)	$(18)	$(12)	$(9)